NOTE 7 - SHARE BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS (Detail) - Schedule of Stock Option Valuation Assumptions	12 Months Ended
	Dec. 29, 2012		Dec. 31, 2011
Expected option term (1)	3 years 6 months	[1]	3 years 6 months	[1]
Expected volatility factor (2)	54.80%	[2]	62.70%	[2]
Expected volatility factor (2)	67.90%	[2]	67.90%	[2]
Risk-free interest rate (3)	0.02%	[3]	0.02%	[3]
Risk-free interest rate (3)	0.15%	[3]	0.15%	[3]
Expected annual dividend yield	0.00%		0.00%

[1]	The expected option term was determined using the simplified method for estimating expected option life, which qualify as "plain-vanilla" options.
[2]	The stock volatility for each grant is measured using the weighted average of historical monthly price changes of the Company's common stock over the most recent period equal to the expected option term of the grant, adjusted for activity which is not expected to occur in the future.
[3]	The risk-free interest rate for periods equal to the expected term of the share option is based on the U.S. Treasury yield curve in effect at the time of grant.